Debt - Cash Convertible Notes due 2023 and 2024 (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 13, 2018	Sep. 13, 2017	Nov. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Repayment of long-term debt					$ 601,536	$ 400,000	$ 480,003
Cash Convertible Notes | Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Repayment of long-term debt			$ 500,000
Proceeds from issuance of debt	$ 468,900
Cash Convertible Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Repayment of long-term debt				$ 400,000
Proceeds from issuance of debt		$ 365,600